Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions	Acquisitions
a.Combinations between entities under common control

(i) Acquisition of HF Tech Europe AB (“HF EU”)

On June 30, 2024, Ecarx Sweden AB. (“Ecarx SE”) acquired all issued and outstanding shares of HF EU, an entity under common control, at a purchase consideration of SEK21,271 (equivalent to US$1,915) which was settled in December 2024. Both the Group and HF EU are under the control of Mr. Eric Li (Shufu Li). As the acquisition of HF EU was a combination between entities under common control, the consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of the Group and HF EU using the pooling-of-interests method. All intercompany transactions and balances between the combining entities have been eliminated.

(ii) Acquisition of JICA Intelligent Robotics Co., Ltd. (“JICA”)

On June 30, 2023, ECARX (Hubei) Tech Co., Ltd. (“ECARX (Hubei) Tech”) made additional capital injection amounting to RMB266,667 (equivalent to US$36,775) to JICA, of which RMB201,000 (equivalent to US$27,367) was settled as of December 31, 2025, and the remaining RMB65,667 (equivalent to US$9,408) is payable in 2026. Prior to the capital injection, ECARX (Hubei) Tech held 50% ownership interest in JICA, with the other 50% owned by Geely Automotive Group Co., Ltd. (“Geely Auto”). Both the Group and JICA are under the control of Mr. Eric Li (Shufu Li). Following the additional investment in JICA, ECARX (Hubei) Tech has a controlling interest of 70% in JICA. As the acquisition of JICA was a combination between entities under common control, the consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of the Group and JICA using the pooling-of-interests method as if the transaction occurred at the beginning of the comparative period presented. All intercompany transactions and balances between the combining entities have been eliminated.
b.Acquisition of Hubei Dongjun
On May 20, 2024, the Group entered into an agreement with Hubei Dongjun Industrial Group (the “Dongjun Group”) to acquire the remaining 51% interest in Hubei Dongjun from Dongjun Group for a total consideration of RMB23,500 (equivalent to US$3,230) of which RMB11,750 (equivalent to US$1,616) was paid in July 2024 and the remaining RMB11,750 (equivalent to US$1,614) was settled in 2025. Following this, Hubei Dongjun became a wholly-owned subsidiary of the Group. The acquisition was consummated in July 2024 and was recorded as a business combination achieved in stages, or a step acquisition, using the acquisition method of accounting. At the acquisition date, the fair value of previously-held equity method investment was RMB22,200 (equivalent to US$3,039) determined using the
Income Approach valuation technique and resulted in a gain of RMB1,174 (equivalent to US$161) on remeasurement of previously-held equity method investment to fair value.
The allocation of purchase price to the fair value of the assets acquired and liabilities assumed were as follows:

US$
Cash	51
Accounts receivable - third parties, net	4,326
Prepayments and other current assets	110
Inventories	966
Notes receivable	603
Property and equipment, net	1,776
Intangible assets, net	99
Non-deductible goodwill	3,522
Short-term borrowings	(978)
Accounts payable - third parties	(3,783)
Accrued expenses and other current liabilities	(436)
Carrying value of existing investment	(2,865)
Gain on equity method investment derecognized	(161)
Total consideration	3,230

Supplemental schedule of noncash investing and financing activities
Fair values of assets acquired and liabilities assumed excluding cash of RMB374 (equivalent to US$51)	2,696
Non-deductible goodwill	3,522
Fair value of derecognized investment	(3,039)
Consideration payable as included in "accrued expenses and other current liabilities"	(1,614)
Consideration paid	1,565
Goodwill has been allocated to our China reporting unit which is determined by the Group to be ECARX (Hubei) Tech and its subsidiaries, as this is a component of our operating segment which is a business and for which discrete financial information is available and segment management regularly reviews its operating results.
c.Asset acquisition of Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd (“Suzhou Photon Matrix”)
On January 31, 2024, the Group entered into share purchase agreements with existing third-party shareholders of Suzhou Photon- Matrix, pursuant to which the Group acquired 13.10% additional equity interest in Suzhou Photon-Matrix for a total cash consideration of RMB46,306 (equivalent to US$6,422). Prior to the transaction, the Group held 49.17% equity interest in Suzhou Photon-Matrix and accounted for the interest as an equity method investment (refer to Note 9). As a result of the transactions, the Group’s equity interest increased to 62.27%, and the Group obtained control in Suzhou Photon- Matrix.
The transaction was accounted for as an asset acquisition rather than a business combination as what the Group acquired does not include a substantive process that together with input to significantly contribute to the ability to create output. In determining the cost basis to be allocated to assets acquired, the Group measured its previously held equity interest and noncontrolling interest at their carrying values. The cost of assets acquired was allocated to the individual assets acquired or liabilities assumed based on their relative fair values. A deferred tax liability of RMB34,348 (equivalent to US$4,788) was determined by using a simultaneous equation, and this increased the carrying amount of the developed technology intangible asset acquired to RMB138,569 (equivalent to US$19,315). The Group assessed the estimated useful life of the developed technology to be 10 years.

US$
Supplemental schedule of noncash investing and financing activities
Assets acquired and liabilities assumed excluding cash of RMB1,121 (equivalent to US$156)	13,907
Carrying amount of derecognized investment	(4,855)
Noncontrolling interest	2,002
Deferred tax liability	(4,788)
Consideration paid	6,266

In July 2024, the Group further acquired 0.69% interest in Suzhou-Photon Matrix for a consideration of US$332 from a third-party shareholder and the difference of US$295 between consideration paid and carrying amount of the acquired interest was recorded in additional paid-in capital as this transaction is presented as equity transaction among owners.